Financial Instruments	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Financial instruments

Note 18 – Financial instruments

A.	Risk management policy

The actions of the Group expose it to various financial risks, such as a market risk (including a currency risk, fair value risk regarding interest rate and price risk), credit risk, liquidity risk and cash flow risk for the interest rate. The comprehensive risk-management policy of the Group focuses on actions to limit the potential negative impacts on financial performance of the Group to a minimum. The Group does not typically use derivative financial instruments in order to hedge exposures. Risk management is performed by the Group's Chief Executive Officer in accordance with the policy approved by the board of directors.

B.	Credit risk

The Group does not have a significant concentration of credit risks.

The cash of the Group is deposited in Israeli and U.S. banking corporations. In the estimation of the Group's management, the credit risk for these financial instruments is low.

In the estimation of the Group's management, it does not have any expected credit losses.

C.	Currency risk

A currency risk is the risk of fluctuations in a financial instrument, as a result of changes in the exchange rate of the foreign currency.

The following is the classification and linkage terms of the financial instruments of the Group (in thousands USD):

	NIS	Linked to the U.S. dollar	Linked to the Euro and other	Total
December 31, 2019
Cash	348	3,536	10	3,894
Restricted deposits	377	31	-	408
Trade receivables	-	1,586	230	1,816
Other receivables	10	226	-	236
	735	5,379	240	6,354
Financial liabilities at amortized cost	4,503	6,740	13	11,256
Total net financial assets (liabilities)	(3,768)	(1,361)	227	(4,902)

December 31, 2018
Cash	583	3,169	1	3,753
Restricted deposits	347	21	-	368
Trade receivables	-	1,079	234	1,313
Other receivables	10	205	-	215
	940	4,474	235	5,649
Financial liabilities at amortized cost	2,850	1,880	1	4,731
Total net financial assets (liabilities)	(1,910)	2,594	234	918

The following is a sensitivity analysis of changes in the exchange rate of the NIS as of the reporting date:

Profit (loss) from the change
Thousands USD
Increase at a rate of 5%	(189)
Increase at a rate of 10%	(377)
Decrease at a rate of 5%	189
Decrease at a rate of 10%	377

D.	Fair value of financial instruments

(1)	Financial instruments measured at fair value for disclosure purposes only

The carrying amounts of certain financial assets and liabilities, including cash, trade receivables, other receivables, deposits, trade and other payables are the same as or approximate to their fair value.

(2)	Fair value hierarchy of financial instruments measured at fair value

The table below presents an analysis of financial instruments measured at fair value on a temporal basis, using valuation methodology in accordance with the fair value hierarchy level as defined below.

When determining the fair value of an asset or liability, the Company uses observable market data as much as possible. There are three levels of fair value measurements in the fair value hierarchy that are based on the data used in the measurement, as follows:

●	Level 1: quoted prices (unadjusted) in active markets for identical instruments

●	Level 2: inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly

●	Level 3: inputs that are not based on observable market data (unobservable inputs)

	December 31, 2019
	Level 1	Level 2	Level 3 (*)	Total
	Thousands USD	Thousands USD	Thousands USD	Thousands USD
Financial liabilities:

Warrants	-	793	1,364	2,157
Convertible notes	-	-	1,223	1,223
Financial derivatives	-	-	318	318
Total	-	793	2,905	3,698

(*) Presented net of the loss not initially recognized- as of December 31, 2019- $4,717,000.

Details regarding fair value measurement at Level 2

The fair value of the warrants was measured using the Black-Scholes model. The following inputs were used to determine the fair value:

Expected term of warrant (1) – 4.1 years.

Expected volatility (2) – 62.51%.

Risk-free rate (3) – 1.73%.

Expected dividend yield – 0%.

Details regarding fair value measurement at Level 3

The fair value of the warrants was measured using the Black-Scholes model and the Monte Carlo simulation model. The following inputs were used to determine the fair value:

Expected term of warrant (1) – 5 years.

Expected volatility (2) – 61.12%.

Risk-free rate (3) – 1.79%.

Expected dividend yield – 0%.

The fair value of the convertible notes was measured using the Monte Carlo simulation method.

The following inputs were used to determine the fair value:

Expected term of convertible notes (1) – 18 months.

Expected volatility (2) – 80.03%.

Risk-free rate (3) – 1.61%.

Weight average cost of capital (4) – 20%

Expected dividend yield – 0%

Probability of meeting revenue target – 10%.

(1)	Based on contractual terms.
(2)	Based on the historical volatility of the Company's shares and ADSs.
(3)	Based on traded zero-coupon U.S. treasury bonds with maturity equal to expected terms.
(4)	Evaluated with the assistance of an external independent valuator.

D.	Fair value of financial instruments (Continued)

As for the fair value measurements classified in level 3, a reasonably possible change in one or more inputs would have increased (decreased) profit or loss as follows:

Profit (loss) from the change
Thousands USD
Volatility +10%	17
Volatility -10%	48
Share price +10%	(361)
Share price -10%	424

Level 3 financial instruments carried at fair value

The table hereunder presents reconciliation from the beginning balance to the ending balance of financial instruments carried at fair value level 3 of the fair value hierarchy:

	2019
	Fair value through profit or loss
	Warrants	Convertible notes	Financial derivatives	Total
	Thousands USD	Thousands USD	Thousands USD	Thousands USD
Financial liabilities:
Balance as at January 1, 2019	-	-	-	-
Initial fair value (*)	1,902	1,569	805	4,276
Amount reclassified to equity due to note conversion	-	(1,991)	-	(1,991)
amounts recorded as finance expenses (income)	(538)	1,645	(487)	620
Balance as at December 31, 2019 (**)	1,364	1,223	318	2,905

(*) The initial fair value is presented net of the difference between the fair value and the consideration received, see note 11.B.4.

(**) Presented net of the loss not initially recognized- as of December 31, 2019- $4,717,000.

E.	Liquidity risk

The table below presents the repayment dates of the Group's financial liabilities based on the contractual terms in undiscounted amounts:

	First year	More than a year	Total
	Thousands USD	Thousands USD	Thousands USD
December 31, 2019
Trade payables	850	-	850
Other payables	3,547	28	3,575
Lease liabilities	-	2,089	2,089
Liability in respect of government grants	-	1,044	1,044
	4,397	3,161	7,558
December 31, 2018
Trade payables	1,414	-	1,414
Other payables	2,150	28	2,178
Other long-term liabilities	-	244	244
Liability in respect of government grants	-	895	895
	3,564	1,167	4,731